Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Other liabilities
Personnel-related liabilities	€ 9,376	€ 5,821
Customer returns	21,064	19,580
Liabilities from sales tax	12,632
Liabilities against brand partners	13,901	21,001
Accrued expenses & other liabilities	38,262	32,523
Total other current liabilities	€ 95,235	€ 78,924